First Investors Tax Exempt North Carolina Fund
First Investors Tax Exempt North Carolina Fund
Investment Objective:
A high level of interest income that is exempt from both federal and state income tax for individual residents of the state of North Carolina.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”).

Fees and Expenses of the Fund :
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 100 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-56 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - First Investors Tax Exempt North Carolina Fund	Class A		Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	[1]	4.00%	none	none
[1]	A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - First Investors Tax Exempt North Carolina Fund	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%	none	none
Other Expenses	0.20%	0.28%	0.20%	0.19%
Total Annual Fund Operating Expenses	1.10%	1.88%	0.80%	0.79%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - First Investors Tax Exempt North Carolina Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	681	905	1,146	1,838
Class B	591	891	1,216	1,997
Advisor Class	82	255	444	990
Institutional Class	81	252	439	978

You would pay the following expenses on Class B shares if you did not redeem your shares:
Expense Example No Redemption	1 year	3 years	5 years	10 years
First Investors Tax Exempt North Carolina Fund | Class B | USD ($)	191	591	1,016	1,997

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies:
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax and is not a Tax Preference Item, and any applicable state income tax for individual residents of the state of North Carolina.  However, the Fund typically attempts to invest all of its assets in such securities.  Such securities include obligations issued by municipalities and other authorities in North Carolina and U.S. possessions and territories, such as Puerto Rico.  In certain cases, dividends paid by the Fund may also be exempt from local income taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more.  However, the Fund may invest in securities with any maturity and may invest in derivatives, including: inverse floaters, interest rate swaps, futures and options on futures to increase income, hedge against interest rate changes or enhance potential return.  The Fund may invest in securities insured against default by independent insurance companies.  In selecting investments, the Fund considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy.

The Fund may sell a security for various reasons, including to adjust the Fund's sensitivity to changes in interest rates (duration), replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash.  The Fund generally considers taxes in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  There is no guarantee that the Fund will meet its investment objective.  Principal risks of investing in the Fund are:

Call Risk.  When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect North Carolina’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Credit Risk.  An issuer may become unable to pay interest or principal when due.  The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer.  A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news.

Derivatives Risk.  Inverse floaters, interest rate swaps, futures, and options on futures involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the Fund’s volatility and expose it to significant costs.  Derivatives may be difficult to sell, unwind or value.

Interest Rate Risk.  In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.  As of the date of this prospectus, interest rates are near historic lows, which may increase the Fund’s exposure to the risks associated with rising interest rates.  Securities with longer maturities and durations are more sensitive to interest rates.  The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk.  The Fund’s yield may decline if interest rates decline.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at a favorable time or price.

Market Risk.  The prices of municipal securities may decline in response to events such as general economic and market conditions, adverse political or regulatory developments, interest rate fluctuations, and those events directly involving the issuers.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal Securities Risk.  Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to raise taxes or otherwise collect revenue.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.

Tax Risk.  The Fund may invest in securities that pay taxable interest and/or pay interest that is a Tax Preference Item or effect transactions that produce taxable capital gains.  Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.forestersfinancial.com or by calling 1(800)423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

During the periods shown, the highest quarterly return was 7.98% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.76% (for the quarter ended December 31, 2010).
Total Annual Returns For Calendar Years Ended December 31

Average Annual Total Returns For Periods Ended December 31, 2015
Average Annual Returns - First Investors Tax Exempt North Carolina Fund	1 Year	5 Years	10 Years	Life of Class (If less than 5 yrs)* [1]
Class A	(3.50%)	3.43%	3.62%
Class B	(2.38%)	3.56%	3.65%
Advisor Class	2.69%			1.96%
Institutional Class	2.48%			1.90%
After Taxes on Distributions | Class A	(3.50%)	3.43%	3.60%
After Taxes on Distributions and Sales | Class A	(0.48%)	3.33%	3.56%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	3.55%	5.65%	4.84%	3.14%
[1]	The average annual total returns shown for Advisor Class and Institutional Class shares are for the period since their commencement on 5/1/13.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.